Equity (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 03, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 19, 2020	Dec. 31, 2018
Alloted in private issuance	979,754	3,413,312
Shares issued price per share	$ 0.968	$ 0.968		$ 0.968
Number of common stock	2	2		2
Common stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock	$ 3,300		$ 3,300	$ 3,300
Proceeds from exercise of warrant	$ 948
Consultant [Member]
Proceeds from exercise of warrant			2,000
Number of common stock value			$ 250	250
Minimum [Member]
Proceeds from exercise of warrant				$ 2,000
Warrant A [Member]
Number of warrants	1	1		1
Warrants exercise price	$ 0.595		$ 0.595
Warrant term	12 months
Warrant B [Member]
Number of warrants	1	2		2
Warrants exercise price	$ 0.893		$ 0.893
Warrant term	18 months
Each Warrant A [Member]
Number of warrants	1	1	1	1
Warrants exercise price	$ 0.595	$ 0.595	$ 0.595	$ 0.595
Warrant term	12 months	12 months	12 months	12 months
Each Warrant B [Member]
Number of warrants	1	1	1	1
Warrants exercise price	$ 0.893	$ 0.893	$ 0.893	$ 0.893
Warrant term	18 months	18 months	18 months	18 months